SPECIAL TERMINATION ARRANGEMENTS	12 Months Ended
Dec. 31, 2022
SPECIAL TERMINATION ARRANGEMENTS
SPECIAL TERMINATION ARRANGEMENTS

11.    SPECIAL TERMINATION ARRANGEMENTS

As of December 31, 2022 and 2021, special termination arrangements amounted to Ps. 2,383,462 and Ps. 3,057,602, respectively. The amounts charged to profit or loss regarding these benefits as of December 31, 2022 and 2021 were Ps. 1,672,716 and Ps. 972,190, respectively including in Other non-financial liabilities.

The evolution during each period is detailed below:

	12/31/2022	12/31/2021
Balances at the beginning	3,057,602	3,371,032
Additions to profit or loss	1,672,716	972,190
Benefits paid to participants	(2,346,856)	(1,285,620)
Balances at closing	2,383,462	3,057,602